Details to the consolidated statements of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement [line items]
Net cash flows	$ (286)	$ (8,352)	$ (382)	$ (11,859)
Acquisitions
Statement [line items]
Net assets recognized as a result of business combinations	(407)	(8,318)	(486)	(11,848)
Fair value of previously held equity interests	34		34
Receivables and payables contingent consideration, net	88		88	(5)
Other payments and deferred consideration, net	(3)	2	(3)	(37)
Net cash flows	(288)	(8,316)	(367)	(11,890)
Divestments
Statement [line items]
Net cash flows	$ 2	$ (36)	$ (15)	$ 31